American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
November 30, 2025

Avantis U.S. Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.3%
ATI, Inc.(1)	64,837	6,535,569
BWX Technologies, Inc.	113,826	20,361,195
		26,896,764
Air Freight and Logistics — 2.1%
Expeditors International of Washington, Inc.	244,560	35,925,864
FedEx Corp.	268,635	74,057,297
United Parcel Service, Inc., Class B	751,974	72,031,589
		182,014,750
Automobile Components — 0.7%
Aptiv PLC(1)	285,970	22,176,973
Autoliv, Inc.	158,728	18,728,317
BorgWarner, Inc.	463,263	19,948,105
Lear Corp.	45,256	4,858,684
		65,712,079
Automobiles — 2.0%
Ford Motor Co.	5,566,068	73,917,383
General Motors Co.	1,357,237	99,784,064
		173,701,447
Banks — 3.3%
Bank OZK	119,204	5,485,768
East West Bancorp, Inc.	206,849	22,070,788
First Citizens BancShares, Inc., Class A	3,887	7,299,358
JPMorgan Chase & Co.	732,763	229,413,440
Synovus Financial Corp.	167,649	8,080,682
Wintrust Financial Corp.	28,528	3,823,323
Zions Bancorp NA	215,775	11,485,703
		287,659,062
Beverages — 0.3%
Celsius Holdings, Inc.(1)	2,557	104,684
Coca-Cola Consolidated, Inc.	60,939	9,930,010
Constellation Brands, Inc., Class A	92,493	12,614,195
Molson Coors Beverage Co., Class B	1,222	56,835
National Beverage Corp.(1)	7,328	249,592
		22,955,316
Biotechnology — 2.0%
Alkermes PLC(1)	8,369	247,555
Exelixis, Inc.(1)	492,828	21,768,213
Gilead Sciences, Inc.	1,162,889	146,337,952
United Therapeutics Corp.(1)	16,433	7,986,438
		176,340,158
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	1,151,201	268,483,097
Dillard's, Inc., Class A	7,429	4,977,876
Macy's, Inc.	224,848	5,027,601
		278,488,574
Building Products — 1.0%
A.O. Smith Corp.	92,842	6,125,715
Advanced Drainage Systems, Inc.	105,154	16,023,367
Armstrong World Industries, Inc.	101,925	19,339,249

Lennox International, Inc.	48,525	24,207,667
Owens Corning	170,034	19,254,650
		84,950,648
Capital Markets — 2.6%
Ameriprise Financial, Inc.	141,340	64,414,292
Carlyle Group, Inc.	141,767	7,730,554
Galaxy Digital, Inc., Class A(1)(2)	493,029	13,109,641
Goldman Sachs Group, Inc.	12,891	10,648,482
Jefferies Financial Group, Inc.	192,358	11,072,126
LPL Financial Holdings, Inc.	85,933	30,595,585
Morgan Stanley	337,276	57,222,246
Northern Trust Corp.	214,708	28,199,749
T. Rowe Price Group, Inc.	97,481	9,980,105
		232,972,780
Chemicals — 0.7%
Cabot Corp.	47,765	2,988,656
CF Industries Holdings, Inc.	296,051	23,299,214
LyondellBasell Industries NV, Class A	391,523	19,180,712
NewMarket Corp.	19,057	14,550,591
		60,019,173
Communications Equipment — 0.0%
Ubiquiti, Inc.	5,146	3,000,581
Construction and Engineering — 1.8%
Comfort Systems USA, Inc.	57,669	56,339,153
Dycom Industries, Inc.(1)	54,620	19,746,769
EMCOR Group, Inc.	81,985	50,426,514
Fluor Corp.(1)	12,394	532,074
IES Holdings, Inc.(1)(2)	12,847	5,377,369
Primoris Services Corp.	80,493	10,187,194
Valmont Industries, Inc.	43,588	18,000,536
		160,609,609
Construction Materials — 0.2%
Eagle Materials, Inc.	70,572	15,788,368
Consumer Finance — 2.3%
Ally Financial, Inc.	523,258	21,610,556
American Express Co.	261,327	95,454,913
Credit Acceptance Corp.(1)(2)	90	41,577
OneMain Holdings, Inc.	255,045	15,820,441
SLM Corp.	435,976	12,774,097
Synchrony Financial	714,682	55,287,800
		200,989,384
Consumer Staples Distribution & Retail — 4.7%
BJ's Wholesale Club Holdings, Inc.(1)	271,258	24,204,351
Costco Wholesale Corp.	197,466	180,402,963
Dollar General Corp.	325,380	35,625,856
Dollar Tree, Inc.(1)	421,431	46,698,769
Kroger Co.	916,871	61,687,081
Sprouts Farmers Market, Inc.(1)	197,579	16,559,096
Target Corp.	541,493	49,070,096
		414,248,212
Containers and Packaging — 0.4%
Graphic Packaging Holding Co.	560,761	9,073,113
Packaging Corp. of America	127,951	26,110,961
		35,184,074
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(1)	32,498	5,126,235

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	5,033,372	130,968,339
Frontier Communications Parent, Inc.(1)	229,191	8,690,923
Globalstar, Inc.(1)	32,356	1,965,627
Verizon Communications, Inc.	3,196,693	131,416,049
		273,040,938
Electrical Equipment — 0.3%
Nextpower, Inc., Class A(1)	314,482	28,812,841
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	16,675	1,801,067
Flex Ltd.(1)	768,529	45,427,749
Jabil, Inc.	202,470	42,662,454
Sanmina Corp.(1)	1,216	189,896
		90,081,166
Energy Equipment and Services — 0.9%
Halliburton Co.	930,778	24,404,999
Noble Corp. PLC	17,234	527,705
NOV, Inc.	146,506	2,250,332
SLB Ltd.	155,752	5,644,453
TechnipFMC PLC	845,349	38,260,496
Weatherford International PLC	68,920	5,155,216
		76,243,201
Financial Services — 0.7%
Corebridge Financial, Inc.	517,010	15,520,640
Enact Holdings, Inc.	8,630	334,067
Equitable Holdings, Inc.	367,335	17,150,871
Jackson Financial, Inc., Class A	168,570	16,521,546
MGIC Investment Corp.	404,844	11,477,327
Radian Group, Inc.	465	16,531
		61,020,982
Food Products — 0.7%
Archer-Daniels-Midland Co.	161,842	9,830,283
Bunge Global SA	20,345	1,954,544
Cal-Maine Foods, Inc.	38,890	3,240,315
Hershey Co.	53,910	10,139,393
Ingredion, Inc.	136,852	14,717,064
Lamb Weston Holdings, Inc.	280,216	16,549,557
Pilgrim's Pride Corp.	97,940	3,725,637
		60,156,793
Ground Transportation — 4.4%
CSX Corp.	2,464,155	87,132,521
JB Hunt Transport Services, Inc.	146,701	25,520,106
Landstar System, Inc.	37,039	4,846,183
Lyft, Inc., Class A(1)	691,089	14,533,601
Norfolk Southern Corp.	256,352	74,877,856
Old Dominion Freight Line, Inc.	247,346	33,463,440
Ryder System, Inc.	92,024	15,939,477
Schneider National, Inc., Class B	2,967	67,084
U-Haul Holding Co.(1)	3,720	195,858
U-Haul Holding Co.	37,998	1,828,084
Union Pacific Corp.	567,522	131,568,625
		389,972,835
Health Care Equipment and Supplies — 0.3%
Dexcom, Inc.(1)	361	22,913
Edwards Lifesciences Corp.(1)	253	21,927

IDEXX Laboratories, Inc.(1)	4,633	3,488,093
Lantheus Holdings, Inc.(1)	122,808	7,229,707
Masimo Corp.(1)	102,653	14,620,867
		25,383,507
Health Care Providers and Services — 0.5%
Centene Corp.(1)	147,113	5,787,425
CorVel Corp.(1)	4,675	342,117
Elevance Health, Inc.	47,837	16,181,344
Universal Health Services, Inc., Class B	91,197	22,218,325
		44,529,211
Hotels, Restaurants and Leisure — 3.0%
Boyd Gaming Corp.	137,748	11,474,408
Brinker International, Inc.(1)	43,621	6,708,473
Carnival Corp.(1)	1,719,906	44,339,177
Chipotle Mexican Grill, Inc.(1)	1,161,084	40,080,620
Las Vegas Sands Corp.	529,052	36,060,184
Norwegian Cruise Line Holdings Ltd.(1)	1,058,251	19,535,313
Royal Caribbean Cruises Ltd.	313,663	83,512,774
Super Group SGHC Ltd.	151,555	1,641,341
Texas Roadhouse, Inc.	138,947	24,350,462
		267,702,752
Household Durables — 0.7%
Installed Building Products, Inc.	41,815	11,207,256
Lennar Corp., B Shares(2)	7,337	906,780
Lennar Corp., Class A	213,996	28,097,675
NVR, Inc.(1)	3,037	22,799,640
PulteGroup, Inc.	19,751	2,512,129
		65,523,480
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp.(1)	110,695	43,643,718
Insurance — 7.6%
Allstate Corp.	322,036	68,587,227
American Financial Group, Inc.	112,998	15,562,085
American International Group, Inc.	676,690	51,536,710
Arch Capital Group Ltd.(1)	361,829	33,982,980
Assurant, Inc.	83,192	18,981,087
Axis Capital Holdings Ltd.	182,979	18,707,773
CNA Financial Corp.	230	10,752
F&G Annuities & Life, Inc.	10,005	323,262
Fidelity National Financial, Inc.	60,010	3,566,394
Globe Life, Inc.	163,976	22,092,486
Hartford Insurance Group, Inc.	472,307	64,720,228
Markel Group, Inc.(1)	10,247	21,318,269
MetLife, Inc.	663,339	50,785,234
Oscar Health, Inc., Class A(1)	8,636	155,189
Primerica, Inc.	74,083	19,063,038
Principal Financial Group, Inc.	152,194	12,909,095
Progressive Corp.	478,864	109,559,295
Prudential Financial, Inc.	258,669	28,000,919
RenaissanceRe Holdings Ltd.	99,092	25,879,858
Travelers Cos., Inc.	289,412	84,757,198
Unum Group	210,584	15,998,066
		666,497,145
Interactive Media and Services — 6.9%
Alphabet, Inc., Class A	576,016	184,428,803

Alphabet, Inc., Class C	460,018	147,260,962
Meta Platforms, Inc., Class A	425,449	275,669,680
		607,359,445
IT Services — 0.2%
Kyndryl Holdings, Inc.(1)	524,728	13,553,724
Leisure Products — 0.1%
Mattel, Inc.(1)	513,099	10,836,651
Life Sciences Tools and Services — 0.0%
Illumina, Inc.(1)	10,142	1,333,166
Machinery — 4.4%
AGCO Corp.	14,249	1,509,824
Caterpillar, Inc.	339,540	195,493,550
Cummins, Inc.	83,264	41,463,807
Deere & Co.	221,723	102,988,116
Graco, Inc.	61	5,029
Lincoln Electric Holdings, Inc.	44,653	10,691,268
Mueller Industries, Inc.	148,078	16,269,330
PACCAR, Inc.	8,768	924,323
Snap-on, Inc.	18,488	6,286,844
Toro Co.	177,415	12,372,922
		388,005,013
Media — 0.1%
Fox Corp., Class A	110,749	7,254,059
Fox Corp., Class B	82,157	4,786,467
		12,040,526
Metals and Mining — 0.8%
Commercial Metals Co.	222,296	14,178,039
Freeport-McMoRan, Inc.	1,197,693	51,476,845
Nucor Corp.	21,912	3,494,745
		69,149,629
Oil, Gas and Consumable Fuels — 9.9%
Antero Midstream Corp.	548,657	9,881,313
APA Corp.	828,190	20,679,904
Centrus Energy Corp., Class A(1)(2)	309	80,124
Cheniere Energy, Inc.	314,157	65,489,168
Chord Energy Corp.	92,326	8,665,718
Civitas Resources, Inc.	281	8,253
Comstock Resources, Inc.(1)(2)	6,224	167,177
ConocoPhillips	1,174,868	104,199,043
Coterra Energy, Inc.	1,279,885	34,352,113
Devon Energy Corp.	1,066,579	39,527,418
Diamondback Energy, Inc.	113,326	17,292,414
EOG Resources, Inc.	686,087	73,994,483
Expand Energy Corp.	54,691	6,668,474
Exxon Mobil Corp.	1,997,318	231,529,102
Hess Midstream LP, Class A	270,103	9,097,069
HF Sinclair Corp.	153,799	8,137,505
Magnolia Oil & Gas Corp., Class A	104,621	2,420,930
Matador Resources Co.	224,260	9,508,624
Murphy Oil Corp.	109,009	3,495,919
Occidental Petroleum Corp.	864,487	36,308,454
Ovintiv, Inc.	548,257	22,456,607
Permian Resources Corp.	1,306,900	18,936,981
Range Resources Corp.	437,668	17,283,509
Targa Resources Corp.	349,681	61,302,576

Williams Cos., Inc.	1,190,074	72,511,209
		873,994,087
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	122,858	10,075,585
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	262,020	11,230,177
Delta Air Lines, Inc.	1,105,068	70,834,859
United Airlines Holdings, Inc.(1)	629,793	64,213,694
		146,278,730
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	245,819	23,124,193
Pharmaceuticals — 3.0%
Jazz Pharmaceuticals PLC(1)	127,990	22,594,075
Merck & Co., Inc.	1,703,325	178,559,560
Viatris, Inc.	2,197,688	23,493,285
Zoetis, Inc.	280,709	35,981,279
		260,628,199
Professional Services — 0.0%
Automatic Data Processing, Inc.	469	119,736
Real Estate Management and Development — 0.1%
Opendoor Technologies, Inc.(1)(2)	1,499,091	11,543,001
Semiconductors and Semiconductor Equipment — 7.8%
Amkor Technology, Inc.	303,160	11,031,993
Applied Materials, Inc.	480,341	121,166,017
KLA Corp.	77,903	91,572,640
Lam Research Corp.	1,070,811	167,046,516
Micron Technology, Inc.	742,525	175,592,312
NVIDIA Corp.	378,025	66,910,425
ON Semiconductor Corp.(1)	524,301	26,340,882
Skyworks Solutions, Inc.	105,173	6,936,159
Teradyne, Inc.	98,174	17,856,869
		684,453,813
Software — 0.5%
Fortinet, Inc.(1)	116,035	9,413,920
InterDigital, Inc.	57,223	20,471,528
Microsoft Corp.	5,244	2,580,100
Pegasystems, Inc.	178,854	9,795,834
Qualys, Inc.(1)	10,748	1,513,856
		43,775,238
Specialized REITs — 0.0%
Millrose Properties, Inc.	82,419	2,510,483
Specialty Retail — 6.0%
Abercrombie & Fitch Co., Class A(1)	64,839	6,345,793
Academy Sports & Outdoors, Inc.	27,778	1,340,289
AutoNation, Inc.(1)	57,219	12,089,803
Best Buy Co., Inc.	388,288	30,783,473
Burlington Stores, Inc.(1)	124,413	31,380,691
CarMax, Inc.(1)	22,466	868,536
Dick's Sporting Goods, Inc.	117,357	24,242,435
Five Below, Inc.(1)	84,723	13,969,975
Gap, Inc.	569,746	15,423,024
Lithia Motors, Inc.	27,187	8,668,303
Murphy USA, Inc.	36,575	14,083,935
Ross Stores, Inc.	447,751	78,965,366
TJX Cos., Inc.	952,891	144,763,201

Tractor Supply Co.	867,658	47,530,305
Ulta Beauty, Inc.(1)	88,747	47,819,546
Urban Outfitters, Inc.(1)	139,724	10,349,357
Williams-Sonoma, Inc.	236,821	42,630,148
		531,254,180
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	1,095,082	305,363,616
Western Digital Corp.	4,796	783,330
		306,146,946
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	100,726	8,559,696
Deckers Outdoor Corp.(1)	279,676	24,619,878
Levi Strauss & Co., Class A	226,567	4,991,271
Lululemon Athletica, Inc.(1)	195,978	36,095,228
PVH Corp.	12,337	1,045,684
Ralph Lauren Corp.	79,716	29,282,078
VF Corp.	801,775	14,031,063
		118,624,898
Trading Companies and Distributors — 1.0%
Air Lease Corp.	87,999	5,625,776
Fastenal Co.	200	8,080
FTAI Aviation Ltd.	2,880	498,931
GATX Corp.	29,398	4,701,622
United Rentals, Inc.	26,401	21,521,567
WESCO International, Inc.	1,083	289,605
WW Grainger, Inc.	59,453	56,398,900
		89,044,481
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	332,399	69,474,715
TOTAL COMMON STOCKS (Cost $7,606,619,850)		8,792,592,222
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	30,480	36,576
Opendoor Technologies, Inc., Series K(1)	49,969	95,441
Opendoor Technologies, Inc., Series Z(1)	16,267	15,828
		147,845
TOTAL WARRANTS (Cost $—)		147,845
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,872,933	3,872,933
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,792,963	6,792,963
TOTAL SHORT-TERM INVESTMENTS (Cost $10,665,896)		10,665,896
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,617,285,746)		8,803,405,963
OTHER ASSETS AND LIABILITIES — 0.0%		2,698,943
TOTAL NET ASSETS — 100.0%		$8,806,104,906

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,713,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,006,638, which includes securities collateral of $2,213,675.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.